Document and Entity Information	Jun. 03, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2019
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 03, 2019
Document Effective Date	Jun. 03, 2019
Prospectus Date	Aug. 28, 2018
MFS® Lifetime® 2040 Fund | A
Prospectus:
Trading Symbol	MLFAX
MFS® Lifetime® 2040 Fund | B
Prospectus:
Trading Symbol	MLFBX
MFS® Lifetime® 2040 Fund | C
Prospectus:
Trading Symbol	MLFCX
MFS® Lifetime® 2040 Fund | I
Prospectus:
Trading Symbol	MLFIX
MFS® Lifetime® 2040 Fund | R1
Prospectus:
Trading Symbol	MLFEX
MFS® Lifetime® 2040 Fund | R2
Prospectus:
Trading Symbol	MLFGX
MFS® Lifetime® 2040 Fund | R3
Prospectus:
Trading Symbol	MLFHX
MFS® Lifetime® 2040 Fund | R4
Prospectus:
Trading Symbol	MLFJX
MFS® Lifetime® 2040 Fund | R6
Prospectus:
Trading Symbol	MLFKX